Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Entity Registrant Name	Space Exploration Technologies Corp.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-43344
Entity Tax Identification Number	01-0627671
Entity Address, Address Line One	1 Rocket Road
Entity Address, City or Town	Starbase
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78521
City Area Code	310
Local Phone Number	363-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	SPCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001181412
Amendment Flag	false